BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Borrowings

December 31		2022		2021
		Amount	Average Rate	Amount	Average Rate
Current portion of long-term borrowings
Senior notes issued by GE		$464	0.98%	$1,242	1.38%
Senior and subordinated notes assumed by GE		1,973	1.50	1,645	2.05
Senior notes issued by GE Capital		1,188	1.54	1,370	0.63
Other		115		76
Total short-term borrowings		$3,739		$4,333

	Maturities	Amount	Average Rate	Amount	Average Rate
Senior notes issued by GE	2024-2050	$4,724	2.62%	$5,373	2.87%
Senior and subordinated notes assumed by GE	2024-2054	8,406	4.71	11,306	3.73
Senior notes issued by GE Capital	2024-2042	6,289	3.95	13,274	4.26
Other		901		827
Total long-term borrowings		$20,320		$30,781
Total borrowings		$24,059		$35,114

Schedule of Maturities of Long-term Debt
Long-term debt maturities over the next five years follow.

	2023		2024	2025	2026	2027
Debt issued by GE	$464		$195	$863	$45	$717
Debt assumed by GE	1,973		512	237	1,136	222
Debt issued by GE Capital	1,188	(a)	112	694	149	624
(a)Fixed and floating rate notes of $363 million contain put options with exercise dates in 2023, which have final maturity beyond 2034